Exhibit 99.2

KPMG LLP	Tel +44 (0) 113 231 3000
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Private & confidential
The Directors
Sage AR Funding 2021 PLC
10th Floor, 5 Churchill Place
London E14 5HU

Sage Rented Limited
5th Floor, Orion House
5 Upper St Martin’s Lane
London WC2H 9EA

Deutsche Bank AG, London Branch
Winchester House
1 Great Winchester Street
London EC2N 2DB

	Your ref Our ref Contact	Project Sage 2 jm/ap/cc1474 John Midgley 0113 231 3916
14 October 2021

Dear All

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan

In accordance with engagement terms that have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the commercial mortgage loan, supported by a portfolio of lease receivables and this letter reports on our performance of those agreed upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

This Data AUP Letter is addressed to the directors of Sage AR Funding 2021 PLC (the “Issuer”), Sage Rented Limited (the “Loan Seller”) and Deutsche Bank AG, London Branch (the “Arranger”) and collectively all addressees of this Data AUP Letter are referred to as “you”.

We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

It is your responsibility to determine the sufficiency of these procedures for your own purposes.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Registered in England No OC301540
Registered office: 15 Canada Square, London, E14 5GL
For full details of our professional regulation please refer to
‘Regulatory information’ under ‘About’ at www.kpmg.com/uk

Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
14 October 2021
The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).  In accordance with the agreed engagement terms, we have performed the procedures identified below.

1	Procedures performed in respect of the lease receivables portfolio

A data file containing details of the portfolio of lease receivables, entitled [“Sage AR2 - Final Tape for auditing.xlsx”] was made available to us by the Loan Seller on 13 October 2021 (the “Extraction File”).  Our work was based on this Extraction File.  The Extraction File contained information on 3,236 aggregated lease receivables as shown by the records of the Loan Seller as at 13 October 2021 (the “Cut-off Date”).

Limited procedures as set out in the work programme (the “Work Programme”) attached as Appendix C in connection with the documentation of a sample of 280 lease receivables drawn from the Extraction File (the “Sample”) were carried out.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Loan Seller, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Loan Seller, (ii) the physical existence of the  lease receivables, (iii) the reliability or accuracy of the documents provided to us by the Loan Seller which were used in our procedures, (iv) the adequacy of the disclosures in the Extraction File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the lease documentation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the lease agreements to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the originator of the lease receivables with applicable laws and regulations, or (iv) any other factor or characteristic of the lease receivables that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

1	Findings

The findings from the agreed upon procedures are set out in Appendix A.

The following statistical interpretation can be applied to the findings set out in Appendix A:  on the basis of the number of errors identified in the Sample (as reported on the ‘Errors’ lines of Appendix A) it can be calculated that there is a 95% level of confidence that not more than X% of the population contains errors relating to the specified test, where X is the relevant percentage reported on the ‘Statistics’ line of Appendix A.

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
14 October 2021
Within the Sample there are 10 files with missing documentation such that we were unable to perform certain tests.  For our statistical analysis, we have calculated the maximum error rates based on the full sample size of 280 files/number of observable data attributes (treating the missing documents as an error in each case) and also based on the number of documents reviewed for each relevant test which excludes the lease receivables with missing documentation from the observable data attributes in the Sample.

Details of the errors, missing documentation and missing data found as a result of the agreed upon procedures, and listed in Appendix A, are set out in Appendix B.

2	General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date.  In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board.  We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended.  The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained.  This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria.  This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
14 October 2021
The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5).  The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website.  The agreed upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO.  As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it.  In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release.  Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully
KPMG LLP

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
14 October 2021
Appendix C: Work Programme

This scope sets out the agreed procedures for various data attributes relating to a sample of commercial leases drawn from the portfolio as set out below.

The agreed upon procedures do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, we express no assurance.  We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities that may exist outside the scope of the Services.  If we were engaged to perform and did perform additional procedures, an audit or review, other matters might come to light that would be reported.  We do not make any representation regarding the sufficiency of the procedures for your purposes.

Our agreed upon procedures are performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.

You are responsible for making available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures are to be performed; and we will not undertake any verification or evaluation of such methodologies, assumptions, documents and information.

We are responsible for performing the procedures set out below and reporting our findings.

Sampling approach

Sampling is a process of examining less than the total number of items in a population in order to reach a conclusion about that population.  Sampling techniques inherently assume that the sample is representative of the population as a whole.  In this engagement you have asked us to assume that the estimated error rate in the underlying population is zero and to express the results of our work at a level of 95% confidence and with 1% precision if no errors are discovered.  You have requested that we calculate the sample size necessary to provide 95% confidence with 1% precision on the basis that error rates in the data attributes are hypergeometrically distributed.  We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Findings

Where an individual lease fails a procedure in relation to a data attribute, this is classified as one error.    Where a source document cannot be located, this missing information is treated in two alternative ways: (i) classed as an error on each test; and (ii) deducted from the sample so the total number of files reviewed is reduced.  There are some cases where the file is not required to carry out the test.  In these cases the tests are carried out on all files.

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
14 October 2021
Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions contained in the loan file are assumed to supersede the original documentation.

In comparing data attributes between the Extraction File and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below will apply.

Procedures

No.	Information	Data Source	Procedure	Tolerance / Definition of error
1	Property Type	Valuation	Check that the property type as per the Extraction File agrees to the source.	None
2	Number of Bedrooms	Valuation	Check that the number of bedrooms as per the Extraction File agrees to the source.	None
3	Tenure - Freehold or Leasehold	Unit Level Legal Data_.xls	Check that the tenure as per the Extraction File agrees to the source.	None
4	Market Value – Vacant Possession	Valuation	Check that the market value – vacant possession amount as per the Extraction File agrees to the source.	None
5	Annual Rental Amount	Tenancy Agreement/Audit _KPMG Sample.xls
Check that the annual rental amount as per the Extraction File agrees to the Tenancy Agreement.

Where this is not the case then check that it agrees to the Audit_KPMG Sample.xls file (which includes indexation).
None
6	Indexation Increase	Tenancy Agreement	Check that the indexation increase as per the Extraction File agrees to the source.	None
7	MVSST (Market Value - Swiss Solvency Test)	Valuation	Check that the MVSST as per the Extraction File agrees to the source.	None
8	Occupancy Status	Tenancy Agreement	Check that the occupancy status as per the Extraction File agrees to the source.	None
9	EUVSH (Existing Use Value - Social Housing)	Valuation	Check that the EUVSH as per the Extraction File agrees to the source.	None
10	Property Address	Tenancy Agreement	Check that the property address as per the Extraction File agrees to the source.	Substantial Agreement We will not record an error where the number and first line of the address is an accurate match

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
14 October 2021
Appendix A: Results

2021-03 Sage 2	Property Type - Valuation	Number of Bedrooms - Valuation	Tenure - Freehold or Leasehold - Original Purchase Contract	Market Value (Vacant Possession) - Valuation	Annual Rental Amount - Tenancy Agreement	Indexation Increase - Tenancy Agreement	MVSST (Market Value - Swiss Solvency Test) - Valuation	Occupancy Status - Tenancy Agreement	EUVSH (Existing Use Value - Social Housing) - Valuation	Property Address - Tenancy Agreement
Sample Size : 280
Cut-Off Date : 13/10/21
Date of AUP : w/c 01-Oct-21

Test Number	1	2	3	4	5	6	7	8	9	10

Number of Files	280	280	280	280	280	280	280	280	280	280
No Data	0	0	0	0	0	0	0	0	0	0

Number of Files	280	280	280	280	280	280	280	280	280	280
- Errors	0	0	0	0	11	0	0	8	0	7
- Missing	0	0	0	0	10	10	0	0	0	10
Total	0	0	0	0	21	10	0	8	0	17
Statistics	1.00%	1.00%	1.00%	1.00%	10.48%	5.87%	1.00%	4.98%	1.00%	8.84%

Number of Missing Documentation	0	0	0	0	10	10	0	0	0	10
Number of Files excl. Missing	280	280	280	280	270	270	280	280	280	270
Errors	0	0	0	0	11	0	0	8	0	7
Statistics at 95 / 1 confidence	1.00%	1.00%	1.00%	1.00%	6.52%	1.05%	1.00%	4.98%	1.00%	4.70%

KPMG Ref
3	-	-	-	-	M	M	-	-	-	M
6	-	-	-	-	-	-	-	-	-	E
28	-	-	-	-	M	M	-	-	-	M
54	-	-	-	-	E	-	-	E	-	-
59	-	-	-	-	E	-	-	-	-	-
63	-	-	-	-	M	M	-	-	-	M
75	-	-	-	-	E	-	-	-	-	-
76	-	-	-	-	-	-	-	-	-	E
77	-	-	-	-	E	-	-	E	-	E
94	-	-	-	-	-	-	-	E	-	-
101	-	-	-	-	-	-	-	E	-	-
103	-	-	-	-	E	-	-	-	-	-
106	-	-	-	-	E	-	-	E	-	-
108	-	-	-	-	M	M	-	-	-	M
119	-	-	-	-	E	-	-	E	-	E
124	-	-	-	-	-	-	-	-	-	E
130	-	-	-	-	E	-	-	-	-	-
142	-	-	-	-	-	-	-	-	-	E
150	-	-	-	-	M	M	-	-	-	M
153	-	-	-	-	E	-	-	-	-	-
163	-	-	-	-	E	-	-	-	-	-
184	-	-	-	-	-	-	-	E	-	-
191	-	-	-	-	M	M	-	-	-	M
197	-	-	-	-	-	-	-	-	-	E
235	-	-	-	-	M	M	-	-	-	M
238	-	-	-	-	M	M	-	-	-	M
241	-	-	-	-	M	M	-	-	-	M
242	-	-	-	-	E	-	-	-	-	-
259	-	-	-	-	M	M	-	E	-	M

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
14 October 2021
Files
No Error	251
Error (E)	19
No Data (ND)	0
Missing Documentation (M)	9
Missing Documentation and No Data	0
Error and No Data	0
Error and Missing Documentation	1
Error, No Data and Missing Documentation	0
Total	280

File Status	E	M	ND
Missing Documentation	0	3	0
Error	1	0	0
Missing Documentation	0	3	0
Error	2	0	0
Error	1	0	0
Missing Documentation	0	3	0
Error	1	0	0
Error	1	0	0
Error	3	0	0
Error	1	0	0
Error	1	0	0
Error	1	0	0
Error	2	0	0
Missing Documentation	0	3	0
Error	3	0	0
Error	1	0	0
Error	1	0	0
Error	1	0	0
Missing Documentation	0	3	0
Error	1	0	0
Error	1	0	0
Error	1	0	0
Missing Documentation	0	3	0
Error	1	0	0
Missing Documentation	0	3	0
Missing Documentation	0	3	0
Missing Documentation	0	3	0
Error	1	0	0
Error and Missing Documentation	1	3	0

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
14 October 2021
Appendix B: Details Of Results

KPMG Ref.	Test Nbr.	Loan ID	Data Field	Data Source	Extraction File	Result	Source
54	Test 5	002314G00022	Annualised GRI	Tenancy Agreement	186.66	E	10,828.96
59	Test 5	170026	Annualised GRI	Tenancy Agreement	6,352.74	E	6,448.15
75	Test 5	45043	Annualised GRI	Tenancy Agreement	5,526.84	E	5,606.61
77	Test 5	15083	Annualised GRI	Tenancy Agreement	10,799.24	E	165.7
103	Test 5	59005	Annualised GRI	Tenancy Agreement	6,346.48	E	6,441.90
106	Test 5	253900003	Annualised GRI	Tenancy Agreement	8,279.31	E	8,181.81
119	Test 5	1100007	Annualised GRI	Tenancy Agreement	6,119.67	E	132.33
130	Test 5	43004	Annualised GRI	Tenancy Agreement	6,778.20	E	6,879.87
153	Test 5	85071	Annualised GRI	Tenancy Agreement	8,606.75	E	8,736.06
163	Test 5	40012	Annualised GRI	Tenancy Agreement	6,604.57	E	6,497.69
242	Test 5	128800034	Annualised GRI	Tenancy Agreement	3,964.20	E	4,136.79
54	Test 9	002314G00022	Complete/In Development	Tenancy Agreement	Vacant	E	Occupied
77	Test 9	15083	Complete/In Development	Tenancy Agreement	Vacant	E	Occupied
94	Test 9	189065	Complete/In Development	Tenancy Agreement	Not Occupied	E	Occupied
101	Test 9	34064	Complete/In Development	Tenancy Agreement	Vacant	E	Occupied
106	Test 9	253900003	Complete/In Development	Tenancy Agreement	Vacant	E	Occupied
119	Test 9	1100007	Complete/In Development	Tenancy Agreement	Vacant	E	Occupied
184	Test 9	206024	Complete/In Development	Tenancy Agreement	Vacant	E	Occupied
259	Test 9	51033	Complete/In Development	Tenancy Agreement	Occupied	E	Tenancy Agreement unavailable due to occupancy status
6	Test 12	85019	KPMG Property Address	Tenancy Agreement	Flat 4 13 Bolebec Avenue Wavendon Milton Keynes Bedfordshire MK17 8AX	E	Flat 4, 27 Bolebec Avenue, Wavendon, Milton Keynes, Bedfordshire, MK17 7AH
76	Test 12	195009	KPMG Property Address	Tenancy Agreement	9 Montbretia House Peony Drive Mitcham Greater London CR4 4HW	E	Flat 9, 2 Peony Drive, Mitcham Junction, Surrey, CR4 4FP
77	Test 12	15083	KPMG Property Address	Tenancy Agreement	11 Tawny Owl Lane Harlow Essex CM17 0JA	E	7 Tawny Owl Lane, Harlow, Essex, CM17 0SP
119	Test 12	1100007	KPMG Property Address	Tenancy Agreement	20 Skaith Close Waddington Lincoln Lincolnshire LN5 9RZ	E	Skaith Close, Waddington, Lincoln, Lincolnshire, LN5 9TH
124	Test 12	195005	KPMG Property Address	Tenancy Agreement	3 Montbretia House Peony Drive Mitcham Greater London CR4 4HW	E	Flat 3, 2 Peony Drive, Mitcham Junction, Surrey, CR4 4FP
142	Test 12	195014	KPMG Property Address	Tenancy Agreement	14 Montbretia House Peony Drive Mitcham Greater London CR4 4HW	E	Flat 14, 2 Peony Drive, Mitcham Junction, Surrey, CR4 4FP
197	Test 12	134043	KPMG Property Address	Tenancy Agreement	23 Hopton Wood Way Buxton High Peak Derbyshire SK17 9HT	E	3 Hopton Wood Way, Buxton, High Peak, Derbyshire, SK17 9GT
3	Test 5	83025	Annualised GRI	Tenancy Agreement	8,181.81	M	Tenancy Agreement unavailable due to occupancy status
28	Test 5	114400010	Annualised GRI	Tenancy Agreement	10,588.59	M	Tenancy Agreement unavailable due to occupancy status
63	Test 5	15046	Annualised GRI	Tenancy Agreement	8,342.40	M	Tenancy Agreement unavailable due to occupancy status
108	Test 5	158000019	Annualised GRI	Tenancy Agreement	13,957.67	M	Tenancy Agreement unavailable due to occupancy status
150	Test 5	49056	Annualised GRI	Tenancy Agreement	5,137.35	M	Tenancy Agreement unavailable due to occupancy status
191	Test 5	200000	Annualised GRI	Tenancy Agreement	8,342.40	M	Tenancy Agreement unavailable due to occupancy status
235	Test 5	158000026	Annualised GRI	Tenancy Agreement	13,957.67	M	Tenancy Agreement unavailable due to occupancy status
238	Test 5	34000045	Annualised GRI	Tenancy Agreement	10,107.23	M	Tenancy Agreement unavailable due to occupancy status
241	Test 5	15077	Annualised GRI	Tenancy Agreement	10,799.24	M	Tenancy Agreement unavailable due to occupancy status
259	Test 5	51033	Annualised GRI	Tenancy Agreement	8,422.70	M	Tenancy Agreement unavailable due to occupancy status
3	Test 7	83025	Index Linked	Tenancy Agreement	CPI + 1%	M	Tenancy Agreement unavailable due to occupancy status
28	Test 7	114400010	Index Linked	Tenancy Agreement	CPI + 1%	M	Tenancy Agreement unavailable due to occupancy status
63	Test 7	15046	Index Linked	Tenancy Agreement	CPI + 1%	M	Tenancy Agreement unavailable due to occupancy status
108	Test 7	158000019	Index Linked	Tenancy Agreement	CPI + 1%	M	Tenancy Agreement unavailable due to occupancy status
150	Test 7	49056	Index Linked	Tenancy Agreement	CPI + 1%	M	Tenancy Agreement unavailable due to occupancy status
191	Test 7	200000	Index Linked	Tenancy Agreement	CPI + 1%	M	Tenancy Agreement unavailable due to occupancy status
235	Test 7	158000026	Index Linked	Tenancy Agreement	CPI + 1%	M	Tenancy Agreement unavailable due to occupancy status
238	Test 7	34000045	Index Linked	Tenancy Agreement	CPI + 1%	M	Tenancy Agreement unavailable due to occupancy status
241	Test 7	15077	Index Linked	Tenancy Agreement	CPI + 1%	M	Tenancy Agreement unavailable due to occupancy status
259	Test 7	51033	Index Linked	Tenancy Agreement	CPI + 1%	M	Tenancy Agreement unavailable due to occupancy status
3	Test 12	83025	KPMG Property Address	Tenancy Agreement	Flat 6 35 Provence Drive Bearwood Bournemouth Dorset BH11 9FS	M	Tenancy Agreement unavailable due to occupancy status
28	Test 12	114400010	KPMG Property Address	Tenancy Agreement	23 Pattle Close Lighthorne Heath Leamington Spa Warwickshire CV33 9TT	M	Tenancy Agreement unavailable due to occupancy status
63	Test 12	15046	KPMG Property Address	Tenancy Agreement	29 Kingfisher Way Harlow Essex CM17 0JA	M	Tenancy Agreement unavailable due to occupancy status
108	Test 12	158000019	KPMG Property Address	Tenancy Agreement	5 Levitt Court Hamilton Mead Harrow Greater London HA2 6DU	M	Tenancy Agreement unavailable due to occupancy status
150	Test 12	49056	KPMG Property Address	Tenancy Agreement	18 Portland Lane Chellaston Derby Derbyshire DE73 6WS	M	Tenancy Agreement unavailable due to occupancy status
191	Test 12	200000	KPMG Property Address	Tenancy Agreement	8 Tawny Owl Lane Harlow Essex CM17 0JA	M	Tenancy Agreement unavailable due to occupancy status
235	Test 12	158000026	KPMG Property Address	Tenancy Agreement	8 Levitt Court Hamilton Mead Harrow Greater London HA2 6DU	M	Tenancy Agreement unavailable due to occupancy status
238	Test 12	34000045	KPMG Property Address	Tenancy Agreement	34 Brassey Way Lower Stondon Hitchin Bedfordshire SG16 6EG	M	Tenancy Agreement unavailable due to occupancy status
241	Test 12	15077	KPMG Property Address	Tenancy Agreement	48 Plover Crescent Harlow Essex CM17 0JA	M	Tenancy Agreement unavailable due to occupancy status
259	Test 12	51033	KPMG Property Address	Tenancy Agreement	28 Stuble Drive Breadsall Derby Derbyshire DE21 4FW	M	Tenancy Agreement unavailable due to occupancy status